Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Food and beverage	$ 12,839,137	$ 9,214,779
Total revenue	12,839,137	9,214,779
Restaurant operating expenses:
Food, beverages and supplies	3,363,182	2,376,961
Labor	4,838,325	4,234,905
Rent and utilities	1,770,205	1,129,060
Delivery and service fees	528,632	563,910
Depreciation	822,318	545,549
Total restaurant operating expenses	11,322,662	8,850,385
Net restaurant operating income	1,516,475	364,394
Operating expenses:
General and administrative	3,831,676	3,419,036
Related party compensation	139,769	339,740
Advertising and marketing	100,059	120,872
Total operating expenses	4,071,504	3,879,648
Loss from operations	(2,555,029)	(3,515,254)
Other income (expense):
RRF loan forgiveness		700,454
Gain on disposal of fixed asset		8,920
Other income	378,621	32,316
Interest	(455,224)	(218,153)
Total other income	(76,603)	523,537
Loss before income taxes	(2,631,632)	(2,991,717)
Income tax provision	34,237	48,647
Net loss	$ (2,665,869)	$ (3,040,364)
Loss per share:
Basic	$ (1.98)	$ (2.29)
Diluted	$ (1.98)	$ (2.29)
Weighted average number of common shares outstanding:
Basic	1,345,756	1,329,022
Diluted	1,345,756	1,329,022